FAIR VALUE MEASUREMENTS (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning		[1]
Warrants assumed in Business Combination	2,996	[1]
Issuance of convertible note payable derivative liabilities		[1]
Change in fair value	(1,679)	[1]
Balance at ending	1,317	[1]
Conversion Option Derivative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning
Issuance of convertible note payable derivative liabilities	7,473
Change in fair value	(6,130)
Balance at ending	1,343
Call And Contingent Put Derivative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning
Issuance of convertible note payable derivative liabilities	639
Change in fair value	1,012
Balance at ending	$ 1,651

[1]	The $7,632 thousand of Series D-1 and Series H warrants were converted as part of the Business Combination. Refer to Note 16 for a roll-forward.